Cash flows reconciliation (Details 2) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
December 31, 2023	$ 14,792	$ 12,471
Additions	3,287	1,960
Payments	(970)	(592)
Interest paid (i)	(509)	(397)
Cash flow from financing activities	1,808	971
Transfer to held for sale (Energy Assets)	(240)
Effect of exchange rate	216	(54)
Interest accretion	570	382
Non-cash changes	546	328
June 30, 2024	17,146	13,770
Quoted In The Secondary Market [Member]
IfrsStatementLineItems [Line Items]
December 31, 2023	8,539	7,474
Additions	1,830	1,000
Payments	(361)	(51)
Interest paid (i)	(309)	(227)
Cash flow from financing activities	1,160	722
Transfer to held for sale (Energy Assets)	(210)
Effect of exchange rate	168	(53)
Interest accretion	393	227
Non-cash changes	351	174
June 30, 2024	10,050	8,370
Other Debt Contracts In Brazil [Member]
IfrsStatementLineItems [Line Items]
December 31, 2023	337	250
Additions
Payments	(22)	(24)
Interest paid (i)	(9)	(11)
Cash flow from financing activities	(31)	(35)
Transfer to held for sale (Energy Assets)	(30)
Effect of exchange rate	24	(30)
Interest accretion	9	11
Non-cash changes	3	(19)
June 30, 2024	309	196
Other Debt Contracts On The International Markets [Member]
IfrsStatementLineItems [Line Items]
December 31, 2023	5,916	4,747
Additions	1,457	960
Payments	(587)	(517)
Interest paid (i)	(191)	(159)
Cash flow from financing activities	679	284
Transfer to held for sale (Energy Assets)
Effect of exchange rate	24	29
Interest accretion	168	144
Non-cash changes	192	173
June 30, 2024	$ 6,787	$ 5,204